INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES

18.   INVENTORIES

Inventories are stated at the lower of cost or net realizable value. Inventory cost is determined using the weighted average cost method. Handsets and accessories held for sale are expensed when sold. The Group regularly assesses its inventories for obsolete and slow-moving stock.

Inventory and spare parts comprised the following:

	December 31,
	2022	2021
Handsets and accessories	10,290	15,201
SIM cards and prepaid phone cards	1,495	853
Software and equipment for installation and resale	1,433	364
Advertising and other materials	630	1,934
TV equipment for resale	305	449
Spare parts for telecommunication equipment	46	180

Total inventories	14,199	18,981

Spare parts for telecommunication equipment included in the inventory are expected to be utilized within twelve months of the year end.

Expenses for writing inventory down to net realisable value were included in cost of goods in the consolidated statement of profit or loss.

For the years ended December 31, 2022, 2021 and 2020, cost of goods comprised the following expenses:

	2022	2021	2020
Amount of inventories recognized as an expense	38,233	65,818	58,677
Inventory obsolescence provision	3,833	1,625	1,465
Reversal of obsolescence provision	(913)	(169)	(570)

Total cost of goods	41,153	67,274	59,572

The reversal of the inventory obsolescence provision relates to handsets and accessories sold over the course of the Group’s promotion campaigns. Inventories were sold with a positive margin.